Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Notes Payable
13. NOTES PAYABLE
Notes payable at June 30, 2022 and December 31, 2021, were comprised of the following.

	Interest Rate	June 30, 2022	December 31, 2021
Short term bank credit	4.4%	$1,726,000	$949,000
Other short-term notes payable	3.0%	11,000	12,000

Total notes payable		$1,737,000	$961,000
Less: current portion		(1,737,000)	(961,000)

Notes payable — long-term portion		$—	$—

Enertec short-term bank credit and secured promissory note
At June 30, 2022 and December 31, 2021, Enertec had short term bank credit of $1.7 million and $1.0 million, respectively, that bears interest at 4.35% annually, paid either on a monthly or weekly basis. Further, Enertec has undertaken to comply with certain covenants under its bank loan.

15. NOTES PAYABLE
Notes payable at December 31, 2021 and 2020, were comprised of the following.

	Interest Rate	December 31,
		2021	2020
Short term bank credit	4.4%	$949,000	$1,404,000
Paycheck Protection Program Loans	1.0%	—	447,000
Note payable to Dept. of Economic and Community Development	3.0%	—	197,000
Notes payable to Wells Fargo	3.4%	—	183,000
Other short-term notes payable	3.0%	12,000	167,000

Total notes payable		$961,000	$2,398,000
Less: current portion		(961,000)	(2,201,000)

Notes payable — long-term portion		$—	$197,000

Enertec short-term bank credit and secured promissory note
At December 31, 2021 and 2020, Enertec had short term bank credit of $949,000 and $1,404,000, respectively, that bears interest 4.35% annually, paid either on a monthly or weekly basis. Further, Enertec has undertaken to comply with certain covenants under its bank loan.
Paycheck Protection Program
In March 2020, U.S. lawmakers agreed on the passage of a $2 trillion stimulus bill called the CARES (Coronavirus Aid, Relief, and Economic Security) Act to blunt the impact of an economic downturn set in motion by the global coronavirus pandemic. The main driver of small business stimulus in the CARES Act is contained in the Paycheck Protection Program (“PPP”). PPP Loans may be used to cover payroll, benefits, and salaries, as well as interest payments, rent, and utilities. Fees are waived, and collateral and personal guarantees are not required. Payments are deferred for a minimum of six months, up to one year, and there are no prepayment penalties.
During April 2020, Microphase received loans under the PPP in the principal amount of $447,201. The principal of the loan may be forgiven up to the total cost of payroll, mortgage interest payments, rent and utility payments made during the eight-week period after origination. In addition to meeting the size requirement (
500
or fewer employees for most companies), the Company was required to demonstrate that its business had been negatively impacted by COVID-19. The
entire amount received under the PPP was eligible for and did receive loan forgiveness.
Note payable to Dept. of Economic and Community Development
In August 2016, Microphase received a $300,000 loan,, pursuant to the State of Connecticut Small Business Express Job Creation Incentive Program which is administered through the Department of Economic and Community Development (“DECD”) (the “DECD Note”). The DECD Note accrues interest at a rate of 3% per annum and is due in
August 2026
. Payment of principal and interest commenced in September 2017, payable in equal monthly installments over the remaining term. The loan was paid off in 2021.
Notes payable to Wells Fargo
At December 31, 2021 and 2020, Microphase had guaranteed the repayment of certain equity lines of credit in the aggregate amount of $nil and $182,615, respectively, with Wells Fargo Bank, NA (“Wells Fargo”) (collectively, the “Wells Fargo Notes”). These loans originated prior to the Company’s acquisition of Microphase and Microphase was the recipient of the actual proceeds from the loans. As of December 31, 2021, the first line of credit, which is secured by residential real estate owned by a former officer, did not have an outstanding balance which would have had an annual interest rate of 4.00%. The second Wells Fargo equity line originated in 2014 when Microphase had received working capital loans from the former CEO from funds that were drawn against the second Wells Fargo equity line. During the year ended December 31, 2020, the second Wells Fargo equity line was repaid by the estate of Microphase’s former CEO.